Financial Instruments (Narrative) (Details) - Level 3 [Member]	12 Months Ended
Dec. 31, 2020 Years
Disclosure of risk management strategy related to hedge accounting [line items]
Expected volatility	45.60%
Expected dividend yield	0.00%
Put options on foreign currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Lack of marketability	15.10%
Average volatility	45.60%
Remaining contractual term of put option	2.26
Equity investment	12.00%